Equity - Capital Raising (Details) € in Thousands, $ in Thousands				12 Months Ended
	Jul. 21, 2022 USD ($)	Mar. 27, 2021 USD ($)	Oct. 13, 2015 EUR (€)	Dec. 31, 2021 USD ($)
Events after the reporting period
Issue of equity			€ 50,000	$ 86,398
Redeemed Senior Notes
Events after the reporting period
Principal amount	$ 60,000
Redemption price of notes	100.00%
Agreement in Principle on the Terms of Financing Proposal
Events after the reporting period
Issue of equity		$ 40,000
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes
Events after the reporting period
Principal amount		$ 60,000